Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
16. Borrowings

TCHF	December 31, 2022		December 31, 2021
	Non-current	Current	Non-current	Current
Bank loans	16	372	396	28
Other financial liability	—	—	—	67

Total	16	372	396	95

As of December 31, 2022, the company had two outstanding bank loans: a TCHF 366 loan from a German bank carrying interest at 2.7% per year until December 30, 2023 (with an extension option), and a TCHF 22 loan tha
t is inte
rest-free and repayable in monthly installments until 2026.